Condensed Consolidated Statements of Stockholder's Equity / (Deficit) - USD ($) $ in Thousands	Total	Previously Reported [Member]	Revision of Prior Period, Adjustment [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Previously Reported [Member]
Beginning balance at Dec. 31, 2019	$ (12,692)	$ (165,670)	$ 152,978	$ 152,978	$ (152,978)	$ 5	$ 0	$ 5	$ 195,594	$ 42,621	$ 152,973	$ (208,218)	$ (208,218)	$ (73)	$ (73)
Beginning balance, shares at Dec. 31, 2019				7,695,112	(7,695,112)	55,738,519	4,688,352	51,050,167
Issuance of common stock warrants	7,212								7,212
Stock-based compensation	5,443								5,443
Shares issued upon exercise of options	$ 34								34
Shares issued upon exercise of options, shares	31,037					31,037
Other comprehensive gain (loss)	$ 12													12
Net loss	(35,835)											(35,835)
Ending balance at Dec. 31, 2020	(35,826)	(188,804)	152,978	$ 152,978	$ (152,978)	$ 5	$ 0	$ 5	208,283	55,310	152,973	(244,053)	(244,053)	(61)	(61)
Ending balance, shares at Dec. 31, 2020				7,695,112	(7,695,112)	55,769,556	4,696,352	51,073,204
Issuance of common stock warrants	21,971								21,971
Issuance of Restricted Stock Awards ("RSAs")	563								563
Issuance of Restricted Stock Awards ("RSAs"), shares						1,163,984
Stock-based compensation	1,017								1,017
Shares issued upon exercise of options	74								74
Shares issued upon exercise of options, shares						77,595
Other comprehensive gain (loss)	5													5
Net loss	(14,714)											(14,714)
Ending balance at Mar. 31, 2021	(26,910)					$ 5			231,908			(258,767)		(56)
Ending balance, shares at Mar. 31, 2021						57,011,135
Beginning balance at Dec. 31, 2020	(35,826)	(188,804)	152,978	$ 152,978	$ (152,978)	$ 5	$ 0	$ 5	208,283	55,310	152,973	(244,053)	(244,053)	(61)	(61)
Beginning balance, shares at Dec. 31, 2020				7,695,112	(7,695,112)	55,769,556	4,696,352	51,073,204
Net loss	(35,181)
Ending balance at Jun. 30, 2021	(41,664)					$ 5			237,632			(279,234)		(67)
Ending balance, shares at Jun. 30, 2021						57,011,135
Beginning balance at Dec. 31, 2020	(35,826)	(188,804)	152,978	$ 152,978	$ (152,978)	$ 5	$ 0	$ 5	208,283	55,310	152,973	(244,053)	(244,053)	(61)	(61)
Beginning balance, shares at Dec. 31, 2020				7,695,112	(7,695,112)	55,769,556	4,696,352	51,073,204
Issuance of common stock warrants	21,971								21,971
Issuance of Restricted Stock Awards ("RSAs")	7,905					$ 1			7,904
Issuance of Restricted Stock Awards ("RSAs"), shares						1,163,984
Stock-based compensation	4,067								4,067
Shares issued upon exercise of options	$ 74								74
Shares issued upon exercise of options, shares	77,595					77,595
Shares issued upon exercise of common stock warrants, shares						9,016
Net loss	$ (63,544)											(63,544)
Ending balance at Dec. 31, 2021	(65,353)	(218,331)	152,978	$ 152,978	$ (152,978)	$ 6	$ 1	$ 5	242,299	89,326	152,973	(307,597)	(307,597)	(61)	(61)
Ending balance, shares at Dec. 31, 2021				7,695,112	(7,695,112)	57,020,151	5,018,676	52,001,475
Beginning balance at Mar. 31, 2021	(26,910)					$ 5			231,908			(258,767)		(56)
Beginning balance, shares at Mar. 31, 2021						57,011,135
Stock-based compensation	1,065								1,065
Other comprehensive gain (loss)	(11)													(11)
Vesting of RSAs	4,659								4,659
Net loss	(20,467)											(20,467)
Ending balance at Jun. 30, 2021	(41,664)					$ 5			237,632			(279,234)		(67)
Ending balance, shares at Jun. 30, 2021						57,011,135
Beginning balance at Dec. 31, 2021	(65,353)	(218,331)	152,978	$ 152,978	$ (152,978)	$ 6	$ 1	$ 5	242,299	89,326	152,973	(307,597)	(307,597)	(61)	(61)
Beginning balance, shares at Dec. 31, 2021				7,695,112	(7,695,112)	57,020,151	5,018,676	52,001,475
Conversion of 2023 Notes into common stock	101,978					$ 1			101,977
Conversion of 2023 Notes into common stock, Shares						14,464,992
Issuance of common stock upon the reverse capitalization, net of offering costs	(9,151)					$ 1			(9,152)
Issuance of common stock upon the reverse capitalization, net of offering costs, Shares						8,232,204
Offering cost in connection with Business Combination and PIPE financing	(12,450)								(12,450)
Issuance of PIPE shares	36,950								36,950
Stock Issued During Period, PIPE Shares, New Issues						3,695,000
Subsequent issuance of shares for offering costs incurred in connection with Business Combination and PIPE financing	9,531					$ 1			9,530
Subsequent issuance of shares for offering costs incurred in connection with Business Combination and PIPE financing, shares						4,803,641
Issuance of common stock upon vesting of RSUs	1					$ 1
Issuance of common stock upon vesting of RSUs, shares						7,177,204
Issuance of common stock warrants	17,602								17,602
Stock-based compensation	51,561								51,561
Shares issued upon exercise of options	58								58
Shares issued upon exercise of options, shares						197,875
Shares issued upon exercise of common stock warrants	29								29
Shares issued upon exercise of common stock warrants, shares						2,907,664
Other comprehensive gain (loss)	(11)													(11)
Net loss	(104,682)											(104,682)
Ending balance at Mar. 31, 2022	26,063					$ 10			438,404			(412,279)		(72)
Ending balance, shares at Mar. 31, 2022						98,498,731
Beginning balance at Dec. 31, 2021	(65,353)	$ (218,331)	$ 152,978	$ 152,978	$ (152,978)	$ 6	$ 1	$ 5	242,299	$ 89,326	$ 152,973	(307,597)	$ (307,597)	(61)	$ (61)
Beginning balance, shares at Dec. 31, 2021				7,695,112	(7,695,112)	57,020,151	5,018,676	52,001,475
Issuance of PIPE shares	$ 36,950
Shares issued upon exercise of options, shares	197,875
Net loss	$ (130,356)
Ending balance at Jun. 30, 2022	24,808					$ 13			462,827			(437,953)		(79)
Ending balance, shares at Jun. 30, 2022						129,613,549
Beginning balance at Mar. 31, 2022	26,063					$ 10			438,404			(412,279)		(72)
Beginning balance, shares at Mar. 31, 2022						98,498,731
Issuance of common stock upon vesting of RSUs, shares						699,387
Stock-based compensation	5,006								5,006
Shares issued upon exercise of common stock warrants	41								41
Shares issued upon exercise of common stock warrants, shares						4,132,245
Other comprehensive gain (loss)	(7)													(7)
Shares issued upon draw down of GEM agreement, shares						26,283,186
Shares issued upon draw down of GEM agreement	19,379					$ 3			19,376
Net loss	(25,674)											(25,674)
Ending balance at Jun. 30, 2022	$ 24,808					$ 13			$ 462,827			$ (437,953)		$ (79)
Ending balance, shares at Jun. 30, 2022						129,613,549